Segmental information	12 Months Ended
Dec. 31, 2023
Segmental information
Segmental information

Note 5. Segmental information

The Company’s CEO is the CODM and monitors the operating results of its divisions separately for the purpose of making decisions about resource allocation and performance assessment.

During the years ended December 31, 2023, 2022 and 2021, the Company has the following divisions which are its reportable segments. These divisions offer different services and are managed separately by region.

Reportable segments	Operations
Rest of the World (“RoW”) Betting	Betting and gaming solutions
RoW Betting AV	Live streaming solutions for online, mobile and retail sports betting
United States	Betting and betting AV solutions, Sports Solutions, and marketing and advertising

All revenues included in the RoW Betting and RoW Betting AV segments are generated from customers outside the United States. All other segments revenue includes various revenue streams, amongst others, the Marketing services and Integrity services revenue for the rest of the world.

No operating segments have been aggregated to form the above reportable operating segments.

Information related to each reportable segment is set out below. Adjusted EBITDA is used to measure performance because management believes that this information is the most relevant in evaluating the results of the respective segments relative to other entities that operate in the same industry. Adjusted EBITDA represents earnings for the period from continuing operations adjusted for finance income and finance costs, income tax expense or benefit, depreciation and amortization (excluding amortization of sports rights), foreign currency gains or losses, and other items that are non-recurring or not related to the Company’s revenue-generating operations, including share-based compensation, impairment charges or income, management restructuring costs, non-routine litigation costs, share of loss of equity-accounted investee (SportTech AG), loss on disposal of equity-accounted investee (SportTech AG), remeasurement of previously held equity-accounted investee and professional fees for the Sarbanes Oxley Act of 2002 and enterprise resource planning implementations, and a one-time charitable donation for Ukrainian relief activities. Segment Adjusted EBITDA represents Adjusted EBITDA excluding unallocated corporate expenses.

	Year Ended December 31, 2023
		RoW		Total
	RoW	Betting	United	reportable	All other
in €‘000	Betting	AV	States	segments	segments	Total
Segment revenue	466,823	182,196	165,512	814,531	63,090	877,621
Segment Adjusted EBITDA	209,562	52,211	18,893	280,666	(6,328)	274,338
Amortization of sport rights	(42,646)	(65,042)	(51,142)	(158,830)	(1,187)	(160,017)

	Year Ended December 31, 2022
		RoW		Total
	RoW	Betting	United	reportable	All other
in €‘000	Betting	AV	States	segments	segments	Total
Segment revenue	389,092	160,522	127,442	677,056	53,132	730,188
Segment Adjusted EBITDA	182,439	46,494	(4,141)	224,792	(13,348)	211,444
Amortization of sport rights	(40,093)	(66,402)	(33,705)	(140,200)	—	(140,200)

	Year Ended December 31, 2021
		RoW		Total
	RoW	Betting	United	reportable	All other
in €‘000	Betting	AV	States	segments	segments	Total
Segment revenue	309,357	140,162	71,700	521,219	39,983	561,202
Segment Adjusted EBITDA	176,987	39,246	(22,625)	193,608	(5,746)	187,862
Amortization of sport rights	(16,101)	(56,266)	(21,946)	(94,312)	—	(94,312)

Reconciliations of information on reportable segments to the amounts reported in the consolidated financial statements:

	Years Ended December 31,
in €‘000	2023	2022	2021
Segment Adjusted EBITDA	274,338	211,444	187,862
Finance income	12,848	5,250	5,297
Finance costs	(33,731)	(41,447)	(32,540)
Depreciation and amortization	(206,362)	(184,813)	(129,375)
Amortization of sport rights	160,017	140,200	94,312
Foreign currency gains, net	23,205	26,690	5,437
Share-based compensation	(39,712)	(28,637)	(15,431)
Restructuring costs	(8,005)	(5,528)	—
Non-routine litigation costs	—	(19,045)	—
Share in loss of equity-accounted investee[2]	(3,699)	(3,985)	—
Loss on disposal of equity-accounted investee	(13,604)	—	—
Impairment loss on goodwill and intangible assets	(9,854)	—	—
Impairment (loss) income on other financial assets	(202)	5	(5,889)
Remeasurement of previously held equity-accounted investee	—	7,698	—
Professional fees for SOX and ERP implementations	(505)	(4,298)	—
One time charitable donation for Ukrainian relief activities	—	(146)	—
Unallocated corporate expenses[1]	(107,538)	(85,598)	(85,849)
Net income before tax and discontinued operations	47,196	17,790	23,824
1	Unallocated corporate expenses primarily consist of salaries and wages for management, legal, human resources, finance, office, IT and other costs not allocated to the segments.
2	Represents non-cash losses unrelated to the Company’s core businesses and which management does not consider indicative of the Company’s ongoing operations because the equity-accounted investee, SportTech AG, operates on a business-to-consumer model as opposed to the Company’s core businesses that operate on a business-to-business model.

Geographic information

The geographic information analyzes the Company’s revenue and non-current assets by the Company’s country of domicile (Switzerland) and other countries. In presenting the geographic information, revenue has been based on the geographic billing location of customers and assets were based on the geographic location of the entity that holds the associated assets. Non-current assets exclude deferred tax assets and other financial assets.

Revenue	Years Ended December 31,
in €‘000	2023	2022	2021
US	144,185	123,677	67,093
Malta	105,596	95,696	70,529
United Kingdom	81,759	78,472	68,688
Switzerland	9,152	10,822	7,397
Other countries[1]	536,929	421,521	347,495
Total	877,621	730,188	561,202

Non-current assets	As of December 31,
in €‘000	2023	2022
Switzerland	1,307,794	499,715
Germany	59,535	61,051
United States	225,759	240,635
Other countries[1]	183,351	152,132
Total	1,776,439	953,533

1No individual country represented more than 10% of the total.

Major customer

The Company did not have any individual customer that accounted for more than 10% of revenue during the years ended December 31, 2023, 2022 and 2021.